Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Sep. 02, 2022	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates		€ 32,764	€ 30,237
Royalty certificates, undiscounted cash flows		0	0
Lease liabilities		1,447	1,856	€ 2,122	€ 2,363
Gross lease liabilities		1,482	1,906
Total financial liabilities		34,210	32,093
Financial liabilities, undiscounted cash flows		1,482	1,906
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		1,127	1,340
Financial liabilities, undiscounted cash flows		1,127	1,340
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		250	450
Financial liabilities, undiscounted cash flows		250	450
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		104	116
Financial liabilities, undiscounted cash flows		104	116
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		0	0
Financial liabilities, undiscounted cash flows		€ 0	€ 0
Royalty certificates
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificate, percentage of future sales	2.00%
Royalty certificate, maximum amount	€ 172,100